Segment Reporting and Business Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Revenue, Costs and Expenses and Assets

The following table presents a summary of revenue, costs and expenses and assets as of December 31, 2013 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$483,401	$60,220	$(42,713)	$500,908
All other costs and expenses	536,502	52,200	(32,914)	555,788

(Loss) income from operations	$(53,101)	$8,020	$(9,799)	$(54,880)

Intangible assets, including goodwill	$1,677,032	$—	$—	$1,677,032

Total assets	$2,303,644	$—	$—	$2,303,644

Revenues and Long-Lived Assets by Geographic Region

Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
As of and for the three months ended March 31, 2016
Revenue from external customers	$161,251	$13,002	$174,253
Property and equipment, net	55,032	137	55,169
Three months ended March 31, 2015
Revenue from external customers	$139,705	$12,492	$152,197
As of December 31, 2015
Property and equipment, net	$55,103	$171	$55,274

Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
As of and for the
Year ended December 31, 2015
Revenue from external customers	$602,418	$51,303	$653,721
Property and equipment, net	55,103	171	55,274
Year ended December 31, 2014
Revenue from external customers	$529,521	$34,156	$563,677
Property and equipment, net	62,368	422	62,790
Year ended December 31, 2013
Revenue from external customers	$474,344	$26,564	$500,908
Property and equipment, net	35,220	598	35,818